United States
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 24F-2
                     Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

        Read instructions at end of Form before preparing Form.


1.	Name and address of issuer:	KILICO Variable Separate Account - 2
	                              1 Kemper Drive, Long Grove, IL 60049
_____________________________________________________________________________
2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
   of the issuer, check the box but do not list series or classes):    [ X ]
_____________________________________________________________________________
3.	Investment Company Act File Number:  811-08347

  	Securities Act File Number:  333-35159
_____________________________________________________________________________
4(a).	Last day of fiscal year for which the Form is filed:		December 31, 1997
_____________________________________________________________________________
4(b).[   ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

   	Note:  If the Form is being filed late, interest must be paid on the registration fee due.
_____________________________________________________________________________
4(c).[   ]	Check box if this is the last time the issuer will be filing this
           Form.
_____________________________________________________________________________
5.	Calculation of registration fee:

  	(i)  	Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):				                   			$ 0

  	(ii) 	Aggregate price of securities redeemed or
       		repurchased during the fiscal year:     				$ 0

  	(iii)	Aggregate price of securities redeemed or
       		repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the
         Commission:		  				                         $ 0

  	(iv) 	Total available redemption credits
         [add Items 5(ii)	and 5(iii):										                         -$ 0

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  	(v)	  Net sales -- if Item 5(I) is greater
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(I)							                                           $ 0

  	(vi) 	Redemption credits available for use
         in future years		                          $( 0 )
       		--if Item 5(I) is less than Item  5(iv)
         [subtract Item 5(iv) from Item 5(i)]:

  	(vii) Multiplier for determining registration
         fee (See Instruction C.9):                     								x    .000295

  	(viii) Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0" if no
          fee is due):							                                           =$ 0
_____________________________________________________________________________
6.	Prepaid Shares

  	If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____0____.
   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____0_____.
_____________________________________________________________________________
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
												                                                           	+$ 0
_____________________________________________________________________________
8.	Total of the amount of the registration fee due plus any interest due
   [line 5(vii) plus line 7]:

                                                                        =$ 0
_____________________________________________________________________________
9.	Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:
						                                 N/A

      			Method of Delivery:
						                                [   ]  Wire Transfer
                                						[   ]  Mail or other means
_____________________________________________________________________________



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                                 SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*		     	/s/ Robert A. Daniel
                                 Robert A. Daniel
                                 Controller and Treasurer

Date:  03/23/98

			*Please print the name and title of the signing officer below the signature.